Leases - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) EuroUsd Vessel Berth	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) Berth	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	$ 45,000
Right-of-use assets	278,814	$ 263,424	$ 268,834
Lease liability	238,921	236,538	252,626
Operating expenses related to variable lease payments	$ 13,500	1,100	$ 2,100
Contractual payments for the initial term of nine seasons		15,300
Number of vessels | Vessel	89
Lease Agreement for Buildings and Docking
Disclosure of quantitative information about right-of-use assets [line items]
Lease liability		$ 19,100
Initial lease term		12 years
Additional lease term		10 years
Euro to USD exchange rate | EuroUsd	1.17
Charter Agreement | First Vessel
Disclosure of quantitative information about right-of-use assets [line items]
Contractual payments for the initial term of nine seasons	$ 29,200
Charter Agreement | Second Vessel
Disclosure of quantitative information about right-of-use assets [line items]
Contractual payments for the initial term of nine seasons	$ 29,800
River Vessels
Disclosure of quantitative information about right-of-use assets [line items]
Number of vessels | Vessel	17
River Vessels | Charter Agreement for Viking Tonle
Disclosure of quantitative information about right-of-use assets [line items]
Number of berths | Berth	80		80
River Vessels | Charter Agreement
Disclosure of quantitative information about right-of-use assets [line items]
Number of berths | Berth	80
Number of vessels | Vessel	2
Viking Yi Dun
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets					$ 16,000
Lease liability					$ 13,900
Viking Tonle
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets				$ 16,300
Lease liability				$ 12,100
Lease term	10 years